Operating Segment and Geographical Information (Details) - HKD HKD in Thousands	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Total assets	HKD 793,599	HKD 1,302,872
Total liabilities	11,975	362,186
PRC [Member]
Segment Reporting Information [Line Items]
Total assets	189,055	167,320
Total liabilities	143	27
Hong Kong [Member]
Segment Reporting Information [Line Items]
Total assets	600,460	309,058
Total liabilities	11,832	14,564
The United States [Member]
Segment Reporting Information [Line Items]
Total assets	HKD 3,646	HKD 3,646